Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities [Line Items]
Allocation of foreign currency exchange differences to profit or loss, net	$ (856,350)	$ 18,401,453	$ (15,334,368)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (income hedge) at the beginning of the year net	(313,681,107)	(281,553,799)	(60,345,663)
Foreign currency translation differences recorded in equity, net	(77,802,235)	(79,982,722)	(248,168,691)
Allocation of foreign currency exchange differences to profit or loss, net	49,754,097	47,855,414	26,960,555
Balance in hedging reserves (income hedge) at the end of the year net	$ (341,729,245)	$ (313,681,107)	$ (281,553,799)